[logo] M F S(R)                                               SEMIANNUAL REPORT
INVESTMENT MANAGEMENT                                            MARCH 31, 2003


[graphic omitted]

                              MFS(R) INTERNATIONAL
                              STRATEGIC GROWTH FUND

                              MFS(R) INTERNATIONAL
                              STRATEGIC VALUE FUND
                              (FORMERLY MFS(R) INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
     NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND
MFS(R) INTERNATIONAL STRATEGIC VALUE FUND

The following tables present certain information regarding the Trustees and officers of MFS Series Trust V, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

             NAME, AGE, POSITION WITH THE TRUST, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES* (born 06/02/55) Chairman              ABBY M. O'NEILL (born 04/27/28) Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN* (born 09/12/59) Trustee and              Executive Officer
President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35) Trustee
Executive Officer and Director                           Hemenway & Barnes (attorneys), Partner

KEVIN J. PARKE* (born 12/14/59) Trustee                  WILLIAM J. POORVU (born 04/10/35) Trustee
Massachusetts Financial Services Company,                Private investor; Harvard University Graduate
President, Chief Investment Officer and Director         School of Business Administration, Class of 1961,
                                                         Adjunct Professor in Entrepreneurship Emeritus;
INDEPENDENT TRUSTEES                                     CBL & Associates Properties, Inc. (real estate
                                                         investment trust), Director
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38) Trustee
Surgery; Harvard Medical School, Professor of            Insight Resources, Inc. (acquisition
Surgery                                                  planning specialists), President;
                                                         Wellfleet Investments (investor in
WILLIAM R. GUTOW (born 09/27/41) Trustee                 health care companies), Managing General
Private investor and real estate consultant;             Partner (since 1993); Cambridge
Capitol Entertainment Management Company (video          Nutraceuticals (professional nutritional
franchise), Vice Chairman                                products), Chief Executive Officer
                                                         (until May 2001)
J. ATWOOD IVES (born 05/01/36) Trustee
Private investor; KeySpan Corporation (energy            ELAINE R. SMITH (born 04/25/46) Trustee
related services), Director; Eastern Enterprises         Independent health care industry consultant
(diversified services company), Chairman, Trustee
and Chief Executive Officer (until November 2000)        WARD SMITH (born 09/13/30) Trustee
                                                         Private investor

OFFICERS

JEFFREY L. SHAMES (born 06/02/55) Chairman               ROBERT R. FLAHERTY (born 09/18/63) Assistant
Massachusetts Financial Services Company, Chairman       Treasurer
                                                         Massachusetts Financial Services Company, Vice
JOHN W. BALLEN (born 9/12/59) Trustee and                President (since August 2000); UAM Fund Services,
President                                                Senior Vice President (prior to August 2000)
Massachusetts Financial Services Company, Chief
Executive Officer and Director                           RICHARD M. HISEY (born 08/29/58) Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant        Vice President (since July 2002); The Bank of New
Secretary and Assistant Clerk                            York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer, General Manager, Mutual Funds (prior to
STEPHEN E. CAVAN (born 11/06/53) Secretary and           September 2000)
Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
Vice President, General Counsel and Secretary            Massachusetts Financial Services Company, Vice
                                                         President
STEPHANIE A. DESISTO (born 10/01/53) Assistant
Treasurer                                                JAMES O. YOST (born 06/12/60) Assistant Treasurer
Massachusetts Financial Services Company, Vice           Massachusetts Financial Services Company, Senior
President (since April 2003); Brown Brothers             Vice President
Harriman & Co., Senior Vice President (November
2002 to April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Gibbons, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and
Poorvu, and Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1,
2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.
(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

INVESTMENT ADVISER                                       INVESTOR SERVICE
Massachusetts Financial Services Company                 MFS Service Center, Inc.
500 Boylston Street, Boston, MA 02116-3741               P.O. Box 2281
                                                         Boston, MA 02107-9906
DISTRIBUTOR
MFS Fund Distributors, Inc.                              For general information, call toll free:
500 Boylston Street, Boston, MA 02116-3741               1-800-225-2606 any business day from 8 a.m. to
                                                         8 p.m. Eastern time.
DIRECTOR OF CORE PORTFOLIO MANAGEMENT
David R. Mannheim+                                       For service to speech- or hearing-impaired
                                                         individuals, call toll free: 1-800-637-6576 any
PORTFOLIO MANAGER                                        business day from 9 a.m. to 5 p.m. Eastern time.
Frederick J. Simmons+                                    (To use this service, your phone must be equipped
                                                         with a Telecommunications Device for the Deaf).
CUSTODIANS
State Street Bank and Trust Company                      For share prices, account balances, exchanges or
225 Franklin Street, Boston, MA 02110                    stock and bond outlooks, call toll free:
                                                         1-800-MFS-TALK (1-800-637-8255) anytime from a
JP Morgan Chase Bank                                     touch- tone telephone.
One Chase Manhattan Plaza
New York, NY 10081                                       WORLD WIDE WEB
                                                         www.mfs.com
INVESTOR INFORMATION
For information on MFS mutual funds, call your
investment professional or, for an information
kit, call toll free: 1-800-637-2929 any business
day from 9 a.m. to 5 p.m. Eastern time (or leave a
message anytime).


+ MFS Investment Management

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY

At MFS(R), we are committed to protecting your privacy.

On behalf of the MFS Family of Funds(R), the MFS(R) Institutional Trusts, the Vertex(SM) Funds, Massachusetts Financial Services Company, and certain affiliates(1) (collectively, "MFS," "we," "us" or "our"), this privacy policy outlines certain of our policies designed to maintain the privacy of your nonpublic personal information.

Nonpublic personal information includes much of the information you provide to us and the related information about you and your transactions involving your MFS investment product or service. Examples of nonpublic personal information include the information you provide on new account applications for MFS investment products or services, your share balance or transactional history, and the fact that you are a customer of MFS.

We may collect nonpublic personal information about you from the following sources:

  o information we receive from you on applications or other forms

  o information about your transactions with us, our affiliates, or others, and

  o information we receive from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may disclose all of the information we collect, as described above, to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing arrangements.

We restrict access to nonpublic personal information about you to personnel who are necessary or appropriate to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

Our privacy policy applies only to individual MFS investors who have a direct relationship with us. If you own MFS products or receive MFS investment services in the name of a third-party broker/dealer, bank, investment adviser, or other financial service provider, that third-party's privacy policies may apply to you and our privacy policy may not.

If you have any questions with respect to MFS' privacy policy, please call 1-800-255-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

(1) MFS Institutional Advisors, Inc., Vertex Investment Management, Inc., MFS Original Research Advisors, LLC, MFS Original Research Partners, LLC, MFS(R) Heritage Trust Company(SM), and MFS Fund Distributors, Inc.
-------------------------------------------------------------------------------

PERFORMANCE SUMMARY

Currently, each fund offers Class A and/or Class I shares, which are available for purchase at net asset value only by residents of the Commonwealth of Massachusetts who are employees (or certain relatives of employees) of MFS and its affiliates or members of the governing boards of the various funds sponsored by MFS.

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results include the deduction of the maximum sales charge and reflect the percentage change in net asset value, including reinvestment of dividends. (See Notes to Performance Summary for more information.) It is not possible to invest directly in an index.

MFS INTERNATIONAL STRATEGIC GROWTH FUND(5)(6)(7)(8)

TOTAL RATES OF RETURN THROUGH MARCH 31, 2003

CLASS A
                                                                  6 Months         1 Year       3 Years       5 Years       Life(1)
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge                      -2.86%        -16.81%       -34.42%        +3.62%       +18.54%
-----------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge                    --          -16.81%       -13.12%        +0.71%       + 3.16%
-----------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge(2)                 --          -20.76%       -14.52%        -0.26%       + 2.24%
-----------------------------------------------------------------------------------------------------------------------------------

CLASS I
                                                                  6 Months         1 Year       3 Years       5 Years       Life(1)
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return (No Sales Charge)                           -2.85%        -16.76%       -34.39%        +3.89%       +18.85%
-----------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return (No Sales Charge)                         --          -16.76%       -13.11%        +0.77%       + 3.21%
-----------------------------------------------------------------------------------------------------------------------------------

COMPARATIVE INDICES
                                                                  6 Months         1 Year       3 Years       5 Years       Life(1)
-----------------------------------------------------------------------------------------------------------------------------------
Average international fund(3)                                       -3.32%        -24.60%       -20.49%        -6.93%       - 5.51%
-----------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index(4)                                                  -2.17%        -22.95%       -19.30%        -6.86%       - 5.28%
-----------------------------------------------------------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

(1) For the period from the commencement of the fund's investment operations, October 9, 1997, through March 31, 2003. Index information is from October 1, 1997.
(2) Takes into account the maximum sales charge of 4.75%.
(3) Source: Lipper Inc., an independent firm that reports mutual fund performance.
(4) Source: Standard & Poor's Micropal, Inc.

MFS INTERNATIONAL STRATEGIC VALUE FUND(5)(6)(7)

TOTAL RATES OF RETURN THROUGH MARCH 31, 2003

CLASS A
                                                                  6 Months         1 Year       3 Years       5 Years       Life(1)
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge                      -2.29%        -17.48%       -33.36%        -6.23%        +8.49%
-----------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge                    --          -17.48%       -12.65%        -1.28%        +1.50%
-----------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge(2)                 --          -21.40%       -14.06%        -2.24%        +0.60%
-----------------------------------------------------------------------------------------------------------------------------------

CLASS I
                                                                  6 Months         1 Year       3 Years       5 Years       Life(1)
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return (No Sales Charge)                           -2.29%        -17.42%       -33.53%        -6.60%        +8.16%
-----------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return (No Sales Charge)                         --          -17.42%       -12.73%        -1.36%        +1.44%
-----------------------------------------------------------------------------------------------------------------------------------

COMPARATIVE INDICES
                                                                  6 Months         1 Year       3 Years       5 Years       Life(1)
-----------------------------------------------------------------------------------------------------------------------------------
Average international fund(3)                                       -3.32%        -24.60%       -20.49%        -6.93%        -5.51%
-----------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index(4)                                                  -2.17%        -22.95%       -19.30%        -6.86%        -5.28%
-----------------------------------------------------------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

(1) For the period from the commencement of the fund's investment operations, October 9, 1997, through March 31, 2003. Index information is from October 1, 1997.
(2) Takes into account the maximum sales charge of 4.75%.
(3) Source: Lipper Inc., an independent firm that reports mutual fund performance.
(4) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALASIA, FAR
EAST) INDEX -- A commonly used measure of the international stock market. It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable subsidies and waivers in effect during the period shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and include the reinvestment of any dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDUCTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

(5) Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

(6) The portfolio may participate in the initial public offering (IPO) market, and a significant portion of the portfolio's returns may be attributable to investments in IPOs, which may have greater impact on performance of a portfolio while its asset base is small. There is no guarantee the portfolio will experience similar performance as its assets grow.

(7) The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

(8) When concentrating on one issuer, the portfolio is sensitive to changes in the value of these securities.

These risks may increase share price volatility. Please see the prospectus for details.

PORTFOLIO OF INVESTMENTS (Unaudited) -- March 31, 2003

MFS INTERNATIONAL STRATEGIC GROWTH FUND

Stocks - 98.3%
-------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                  SHARES                VALUE
-------------------------------------------------------------------------------------------------------------------
Foreign Stocks - 98.3%
  Australia - 5.6%
    News Corp Ltd. (Media)                                                               1,845           $   12,012
    QBE Insurance Group Ltd. (Insurance)                                                 5,774               29,284
    Tab Ltd. (Gaming)                                                                   10,740               20,386
                                                                                                         ----------
                                                                                                         $   61,682
-------------------------------------------------------------------------------------------------------------------
  Bermuda - 3.5%
    Ace Ltd. (Insurance)                                                                 1,330           $   38,503
-------------------------------------------------------------------------------------------------------------------
  Canada - 1.9%
    BCE, Inc. (Telecommunications)                                                       1,148           $   21,096
-------------------------------------------------------------------------------------------------------------------
  France - 14.1%
    Aventis S.A. (Pharmaceuticals)                                                         630           $   27,623
    Cap Gemini S.A. (Computer Services)                                                    600               15,884
    Carrefour S.A. (Supermarket)                                                           820               31,021
    L'Air Liquide S.A. (Gas)                                                               350               46,348
    Sanofi-Synthelabo S.A. (Pharmaceuticals)                                               695               34,928
                                                                                                         ----------
                                                                                                         $  155,804
-------------------------------------------------------------------------------------------------------------------
  Germany - 2.8%
    Bayerische Motoren Werke AG (Automotive)                                             1,140           $   31,609
-------------------------------------------------------------------------------------------------------------------
  Japan - 14.4%
    Brother Industries, Ltd. (Electronics)                                               5,000           $   31,766
    Canon, Inc., ADR (Special Products & Services)                                         600               21,054
    Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                                     2,800               28,439
    Nissan Motor Co. (Automotive)                                                        3,000               20,076
    Shiseido Co., Ltd. (Consumer Products)                                               2,000               19,687
    Sony Corp. (Electronics)                                                               400               14,231
    Tokyo Broadcasting System, Inc. (Broadcasting)                                       2,000               24,041
                                                                                                         ----------
                                                                                                         $  159,294
-------------------------------------------------------------------------------------------------------------------
  Mexico - 1.9%
    Coca-Cola Femsa S.A., ADR (Food & Beverage Products)                                 1,200           $   20,568
-------------------------------------------------------------------------------------------------------------------
  Netherlands - 8.0%
    Elsevier N.V. (Printing & Publishing)                                                3,380           $   34,002
    STMicroelectronics N.V. (Electronics)                                                1,360               25,717
    Unilever N.V. (Consumer Goods & Services)                                              490               29,133
                                                                                                         ----------
                                                                                                         $   88,852
-------------------------------------------------------------------------------------------------------------------
  Spain - 3.3%
    Telefonica S.A. (Telecommunications)*                                                3,800           $   35,494
    Telefonica S.A. - New (Telecommunications)*                                             76                  710
                                                                                                         ----------
                                                                                                         $   36,204
-------------------------------------------------------------------------------------------------------------------
  Switzerland - 14.6%
    Nestle S.A. (Food & Beverage Products)                                                 102           $   20,162
    Novartis AG (Medical & Health Products)                                              1,150               42,531
    Syngenta AG (Chemicals)                                                                600               27,311
    Synthes-Stratec, Inc. (Medical & Health Products)                                       75               41,620
    UBS AG (Financial Services)                                                            701               29,785
                                                                                                         ----------
                                                                                                         $  161,409
-------------------------------------------------------------------------------------------------------------------
  United Kingdom - 28.2%
    AstraZeneca Group PLC (Medical & Health Products)                                      530           $   18,052
    BOC Group PLC (Chemicals)                                                            2,755               32,933
    BP Amoco PLC (Oils)                                                                  4,937               31,282
    British Sky Broadcasting Group PLC (Broadcasting)                                    2,010               19,885
    Capital Radio PLC (Broadcasting)                                                     2,500               15,298
    Diageo PLC (Food & Beverage Products)                                                2,637               27,025
    GlaxoSmithKline PLC (Pharmaceuticals)                                                  640               11,248
    Granada Compass PLC (Media)                                                         37,200               33,483
    Kingfisher PLC (Retail)                                                              7,700               27,966
    NEXT PLC (Retail)                                                                    1,600               21,450
    Reckitt Benckiser PLC (Consumer Goods & Services)                                    2,650               43,394
    Royal Bank of Scotland Group PLC (Banks & Credit Cos.)                               1,350               30,378
                                                                                                         ----------
                                                                                                         $  312,394
-------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                     $1,087,415
-------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,146,321)                                                               $1,087,415
-------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 0.6%
-------------------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL AMOUNT
                                                                                 (000 OMITTED)
-------------------------------------------------------------------------------------------------------------------
    New Center Asset Trust, due 4/01/03, at Amortized Cost                                 $ 7           $    7,000
-------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,153,321)                                                          $1,094,415
Other Assets, Less Liabilities - 1.1%                                                                        12,164
-------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                      $1,106,579
-------------------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- March 31, 2003

MFS INTERNATIONAL STRATEGIC VALUE FUND

Stocks - 91.6%
-------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------
Foreign Stocks - 66.1%
  Australia - 2.7%
    Australia & New Zealand Banking Group Ltd. (Banks & Credit Cos.)*                        731           $  7,923
    QBE Insurance Group Ltd. (Insurance)                                                   2,026             10,275
                                                                                                           --------
                                                                                                           $ 18,198
-------------------------------------------------------------------------------------------------------------------
  Canada - 3.3%
    Abitibi-Consolidated, Inc. (Forest & Paper Products)                                     510           $  3,545
    Alcan Aluminum Limited (Metals & Minerals)                                               240              6,722
    BCE, Inc. (Telecommunications)                                                           310              5,679
    Canadian National Railway Co. (Railroads)                                                143              6,120
                                                                                                           --------
                                                                                                           $ 22,066
-------------------------------------------------------------------------------------------------------------------
  France - 12.0%
    Aventis S.A. (Pharmaceuticals)                                                            50           $  2,192
    Carrefour S.A. (Supermarket)                                                             210              7,944
    Sanofi-Synthelabo S.A. (Pharmaceuticals)                                                 562             28,244
    Schneider Electric (Utilities - Electric)                                                 97              4,535
    Societe Television Francaise 1 (Media)                                                   900             20,482
    Total Fina S.A., ADR (Oils)                                                              252             15,944
                                                                                                           --------
                                                                                                           $ 79,341
-------------------------------------------------------------------------------------------------------------------
  Germany - 2.5%
    Bayerische Motoren Werke AG (Automotive)                                                 120           $  3,327
    Deutsche Post AG (Transportation Services)                                               450              4,458
    Linde AG (Engineering)                                                                    80              2,542
    Schering AG (Pharmaceuticals)                                                            150              6,090
                                                                                                           --------
                                                                                                           $ 16,417
-------------------------------------------------------------------------------------------------------------------
  Hong Kong - 0.6%
    Hong Kong Electric Holdings Ltd. (Utilities - Electric)                                1,000           $  3,988
-------------------------------------------------------------------------------------------------------------------
  Ireland - 2.0%
    Bank of Ireland (Banks & Credit Cos.)                                                    790           $  8,429
    Irish Life & Permanent PLC (Financial Institutions)                                      490              5,074
                                                                                                           --------
                                                                                                           $ 13,503
-------------------------------------------------------------------------------------------------------------------
  Italy - 0.7%
    Snam Rete Gas S.P.A. (Gas)                                                             1,260           $  4,422
-------------------------------------------------------------------------------------------------------------------
  Japan - 7.5%
    Brother Industries, Ltd. (Electronics)                                                 1,000           $  6,353
    Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)                                        300              3,047
    Credit Saison Co., Ltd. (Financial Services)                                             200              3,465
    Shiseido Co., Ltd. (Consumer Products)                                                 1,000              9,843
    Sony Corp. (Electronics)                                                                 200              7,116
    Tokyo Gas Co., Ltd. (Gas)                                                              5,000             15,587
    Uni-Charm Corp. (Forest & Paper Products)                                                100              3,947
                                                                                                           --------
                                                                                                           $ 49,358
-------------------------------------------------------------------------------------------------------------------
  Mexico - 0.6%
    Telefonos de Mexico S.A., ADR (Telecommunications)                                       140           $  4,161
-------------------------------------------------------------------------------------------------------------------
  Netherlands - 4.3%
    Akzo Nobel N.V. (Chemicals)                                                              293           $  5,818
    Koninklijke KPN N.V. (Telecommunications)                                                560              3,589
    Koninklijke Philips Electronics N.V. (Electronics)                                       210              3,294
    STMicroelectronics N.V. (Electronics)                                                    440              8,320
    Unilever N.V. (Consumer Goods & Services)                                                120              7,134
                                                                                                           --------
                                                                                                           $ 28,155
-------------------------------------------------------------------------------------------------------------------
  New Zealand - 0.6%
    Telecom Corp. (Telecommunications)*                                                    1,540           $  3,853
-------------------------------------------------------------------------------------------------------------------
  Norway - 1.0%
    Storebrand ASA (Insurance)                                                             1,990           $  6,623
-------------------------------------------------------------------------------------------------------------------
  South Korea - 1.0%
    Korea Tobacco & Ginseng Corp., GDR (Tobacco)*                                            900           $  6,529
-------------------------------------------------------------------------------------------------------------------
  Spain - 5.4%
    Altadis S.A. (Tobacco)                                                                   490           $ 11,931
    Gas Natural SDG S.A. (Gas)                                                               250              4,163
    Iberdrola S.A. (Utilities - Electric)                                                    690             11,228
    Telefonica, S.A. (Telecommunications)*                                                   904              8,444
                                                                                                           --------
                                                                                                           $ 35,766
-------------------------------------------------------------------------------------------------------------------
  Switzerland - 5.2%
    Nestle S.A. (Food & Beverage Products)                                                    34           $  6,721
    Novartis AG (Medical & Health Products)                                                  210              7,766
    Syngenta AG (Chemicals)                                                                  230             10,469
    UBS AG (Financial Services)                                                              223              9,475
                                                                                                           --------
                                                                                                           $ 34,431
-------------------------------------------------------------------------------------------------------------------
  United Kingdom - 16.7%
    AstraZeneca Group PLC (Medical & Health Products)                                        100           $  3,406
    BHP Billiton PLC (Metals & Mining)                                                     1,100              5,506
    BP Amoco PLC, ADR (Oils)                                                                 380             14,664
    Cadbury Schweppes PLC (Food & Beverage Products)*                                        600              3,174
    Diageo PLC (Food & Beverage Products)                                                  1,223             12,534
    GlaxoSmithKline PLC (Pharmaceuticals)                                                    542              9,526
    Granada Compass PLC (Media)                                                            1,570              1,413
    Kingfisher PLC (Retail)                                                                2,100              7,627
    Lloyds TSB Group PLC (Banks & Credit Cos.)*                                              580              2,949
    Marks and Spencer Group PLC (Retail)*                                                    673              2,997
    NEXT PLC (Retail)                                                                        550              7,374
    Reckitt Benckiser PLC (Consumer Goods & Services)                                        540              8,843
    Reed Elsevier PLC (Publishing)*                                                        1,920             13,704
    Royal Bank of Scotland Group PLC (Banks & Credit Cos.)                                   466             10,486
    Vodafone Group PLC (Telecommunications)*                                               3,770              6,727
                                                                                                           --------
                                                                                                           $110,930
-------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                       $437,741
-------------------------------------------------------------------------------------------------------------------
U.S. Stocks - 25.5%
  Banks & Credit Cos. - 2.6%
    Bank of America Corp.                                                                    180           $ 12,031
    Comerica, Inc.                                                                           140              5,303
                                                                                                           --------
                                                                                                           $ 17,334
-------------------------------------------------------------------------------------------------------------------
  Chemicals - 3.3%
    Air Products & Chemicals, Inc.                                                           360           $ 14,915
    Dow Chemical Co.                                                                         250              6,902
                                                                                                           --------
                                                                                                           $ 21,817
-------------------------------------------------------------------------------------------------------------------
  Computer Software - Personal Computers - 0.9%
    Microsoft Corp.                                                                          260           $  6,295
-------------------------------------------------------------------------------------------------------------------
  Consumer Goods & Services - 1.6%
    Procter & Gamble Co.                                                                     120           $ 10,686
-------------------------------------------------------------------------------------------------------------------
  Entertainment - 0.6%
    MGM Mirage, Inc.*                                                                        130           $  3,803
-------------------------------------------------------------------------------------------------------------------
  Financial Services - 0.5%
    Mellon Financial Corp.                                                                   150           $  3,189
-------------------------------------------------------------------------------------------------------------------
  Food & Beverage Products - 1.8%
    Anheuser-Busch Cos., Inc.                                                                175           $  8,157
    Kellogg Co.                                                                              120              3,678
                                                                                                           --------
                                                                                                           $ 11,835
-------------------------------------------------------------------------------------------------------------------
  Industrial Gases - 0.9%
    Praxair, Inc.                                                                            110           $  6,199
-------------------------------------------------------------------------------------------------------------------
  Machinery - 1.8%
    Caterpillar, Inc.                                                                         70           $  3,444
    Deere & Co.                                                                              210              8,245
                                                                                                           --------
                                                                                                           $ 11,689
-------------------------------------------------------------------------------------------------------------------
  Medical & Health Products - 1.0%
    Johnson & Johnson Co.                                                                    110           $  6,366
-------------------------------------------------------------------------------------------------------------------
  Printing & Publishing - 1.5%
    Gannett Co., Inc.                                                                        140           $  9,860
-------------------------------------------------------------------------------------------------------------------
  Retail - 4.4%
    CVS Corp.                                                                                350           $  8,347
    Lowe's Cos., Inc.                                                                        380             15,512
    Target Corp.                                                                             190              5,559
                                                                                                           --------
                                                                                                           $ 29,418
-------------------------------------------------------------------------------------------------------------------
  Special Products & Services - 1.6%
    3M Co.                                                                                    80           $ 10,402
-------------------------------------------------------------------------------------------------------------------
  Supermarkets - 1.0%
    Kroger Co.*                                                                              510           $  6,706
-------------------------------------------------------------------------------------------------------------------
  Telecommunications - 0.5%
    BellSouth Corp.                                                                          140           $  3,034
-------------------------------------------------------------------------------------------------------------------
  Tobacco - 1.2%
    Altria Group, Inc.                                                                       273           $  8,179
-------------------------------------------------------------------------------------------------------------------
  Transportation - 0.3%
    United Parcel Service, Inc.                                                               40           $  2,280
-------------------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                                          $169,092
-------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $625,143)                                                                   $606,833
-------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 7.8%
-------------------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL AMOUNT
                                                                                   (000 OMITTED)
-------------------------------------------------------------------------------------------------------------------
    Abbey National NA LLC, due 4/01/03                                                      $ 26           $ 26,000
    General Electric Co., due 4/01/03                                                         26             26,000
-------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                            $ 52,000
-------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $677,143)                                                              $658,833
Other Assets, Less Liabilities - 0.6%                                                                         3,783
-------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                        $662,616
-------------------------------------------------------------------------------------------------------------------

* Non-income producing security.

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (Unaudited)
---------------------------------------------------------------------------------------------------------------------
                                                                            MFS INTERNATIONAL       MFS INTERNATIONAL
                                                                                    STRATEGIC               STRATEGIC
MARCH 31, 2003                                                                    GROWTH FUND              VALUE FUND
---------------------------------------------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $1,153,321 and $677,143,
    respectively)                                                                  $1,094,415                $658,833
  Cash                                                                                    389                     717
  Receivable for investments sold                                                      13,524                    --
  Interest and dividends receivable                                                     6,392                   3,153
  Other assets                                                                              7                       7
                                                                                   ----------                --------
      Total assets                                                                 $1,114,727                $662,710
                                                                                   ----------                --------
Liabilities:
  Payable for investments purchased                                                $    7,987                $   --
  Payable to affiliate for reimbursement fee                                              161                      94
                                                                                   ----------                --------
      Total liabilities                                                            $    8,148                $     94
                                                                                   ----------                --------
Net assets                                                                         $1,106,579                $662,616
                                                                                   ----------                --------
Net assets consist of:
  Paid-in-capital                                                                  $1,414,117                $871,285
  Unrealized depreciation on investments and translation of assets and
    liabilities in foreign currencies                                                 (58,781)                (18,263)
  Accumulated net realized loss on investments and foreign currency
    transactions                                                                     (248,060)               (190,959)
  Accumulated net investment income (loss)                                               (697)                    553
                                                                                   ----------                --------
      Total                                                                        $1,106,579                $662,616
                                                                                   ----------                --------
Shares of beneficial interest outstanding:
  Class A                                                                              54,851                  19,007
  Class I                                                                              86,366                  79,645
                                                                                   ----------                --------
      Total shares of beneficial interest outstanding                                 141,217                  98,652
                                                                                   ----------                --------
Net assets:
  Class A                                                                          $  428,824                $127,984
  Class I                                                                             677,755                 534,632
                                                                                   ----------                --------
      Total net assets                                                             $1,106,579                $662,616
                                                                                   ----------                --------
Class A shares:
  Net asset value and redemption price per share
    (net assets/shares of beneficial interest outstanding)                           $7.82                    $6.73
                                                                                     -----                    -----
  Offering price per share
    (100/95.25 of net asset value per share)                                         $8.21                    $7.07
                                                                                     -----                    -----
Class I shares:
  Net asset value, offering price, and redemption price per share
    (net assets/shares of beneficial interest outstanding)                           $7.85                    $6.71
                                                                                     -----                    -----

On sales of $100,000 or more, the price of Class A is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Statements of Operations (Unaudited)
---------------------------------------------------------------------------------------------------------------------
                                                                                   MFS                      MFS
                                                                               INTERNATIONAL            INTERNATIONAL
                                                                                   STRATEGIC                STRATEGIC
SIX MONTHS ENDED MARCH 31, 2003                                                  GROWTH FUND               VALUE FUND
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss):
  Income -
    Dividends                                                                       $ 10,857                 $  6,831
    Interest                                                                             201                      318
    Foreign taxes withheld                                                            (1,180)                    (593)
                                                                                    --------                 --------
      Total investment income                                                       $  9,878                 $  6,556
                                                                                    --------                 --------
  Expenses -
    Management fee                                                                  $  5,893                 $  3,338
    Shareholder servicing agent fee                                                      605                      343
    Distribution and service fee (Class A)                                             1,152                      330
    Administrative fee                                                                    51                       29
    Custodian fee                                                                      3,086                    3,176
    Printing                                                                           2,924                    5,814
    Postage                                                                               66                       18
    Auditing fees                                                                     18,900                   18,500
    Legal fees                                                                          --                         47
    Registration fees                                                                   --                      3,119
    Miscellaneous                                                                      2,133                    5,408
                                                                                    --------                 --------
      Total expenses                                                                $ 34,810                 $ 40,122
    Fees paid indirectly                                                                 (37)                     (30)
    Reduction of expenses by investment adviser and distributor                      (24,198)                 (34,101)
                                                                                    --------                 --------
      Net expenses                                                                  $ 10,575                 $  5,991
                                                                                    --------                 --------
        Net investment income (loss)                                                $   (697)                $    565
                                                                                    --------                 --------
Realized and unrealized gain (loss) on investments:
  Realized loss (identified cost basis) -
    Investment transactions                                                         $(75,263)                $(30,523)
    Foreign currency transactions                                                        (86)                     (79)
                                                                                    --------                 --------
      Net realized loss on investments and foreign currency transactions            $(75,349)                $(30,602)
                                                                                    --------                 --------
  Change in unrealized appreciation (depreciation) -
    Investments                                                                     $ 41,439                 $ 13,967
    Translation of assets and liabilities in foreign currencies                           81                       (7)
                                                                                    --------                 --------
      Net unrealized gain on investments and foreign currency translation           $ 41,520                 $ 13,960
                                                                                    --------                 --------
        Net realized and unrealized loss on investments and foreign currency        $(33,829)                $(16,642)
                                                                                    --------                 --------
          Decrease in net assets from operations                                    $(34,526)                $(16,077)
                                                                                    --------                 --------

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Statements of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS ENDED                  YEAR ENDED
                                                                        MARCH 31, 2003          SEPTEMBER 30, 2002
MFS INTERNATIONAL STRATEGIC GROWTH FUND                                    (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment loss                                                       $     (697)                 $   (1,456)
  Net realized loss on investments and foreign currency transactions           (75,349)                    (49,404)
  Net unrealized gain (loss) on investments and foreign currency
    translation                                                                 41,520                     (32,059)
                                                                            ----------                  ----------
      Decrease in net assets from operations                                $  (34,526)                 $  (82,919)
                                                                            ----------                  ----------
Net increase (decrease) in net assets from fund share transactions          $  (33,682)                 $  182,447
                                                                            ----------                  ----------
      Total increase (decrease) in net assets                               $  (68,208)                 $   99,528
Net assets:
  At beginning of period                                                     1,174,787                   1,075,259
                                                                            ----------                  ----------
  At end of period (including accumulated net investment loss of $697
    and $ --, respectively)                                                 $1,106,579                  $1,174,787
                                                                            ----------                  ----------

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Statements of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS ENDED                   YEAR ENDED
                                                                       MARCH 31, 2003           SEPTEMBER 30, 2002
MFS INTERNATIONAL STRATEGIC VALUE FUND                                    (UNAUDITED)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                                    $    565                      $   2,478
  Net realized loss on investments and foreign currency transactions        (30,602)                      (106,084)
  Net unrealized gain on investments and foreign currency translation        13,960                         42,251
                                                                           --------                      ---------
      Decrease in net assets from operations                               $(16,077)                     $ (61,355)
                                                                           --------                      ---------
Distributions declared to shareholders -
  From net investment income (Class A)                                     $   (252)                     $    --
  From net investment income (Class I)                                       (1,029)                          --
  In excess of net realized gain on investments and foreign currency
    transactions (Class A)                                                     --                             (252)
  In excess of net realized gain on investments and foreign currency
    transactions (Class I)                                                     --                           (1,032)
                                                                           --------                      ---------
      Total distributions declared to shareholders                         $ (1,281)                     $  (1,284)
                                                                           --------                      ---------
Net increase (decrease) in net assets from fund share transactions         $ (1,195)                     $   1,293
                                                                           --------                      ---------
      Total decrease in net assets                                         $(18,553)                     $ (61,346)
Net assets:
  At beginning of period                                                    681,169                        742,515
                                                                           --------                      ---------
  At end of period (including undistributed net investment income of
    $553 and $1,269, respectively)                                         $662,616                      $ 681,169
                                                                           --------                      ---------

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights
------------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED SEPTEMBER 30,                    PERIOD ENDED
                                    SIX MONTHS ENDED     ---------------------------------------------------     SEPTEMBER 30,
                                      MARCH 31, 2003          2002          2001          2000          1999           1998(2)
                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
MFS INTERNATIONAL STRATEGIC GROWTH FUND      CLASS A
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period         $ 8.05        $ 8.53        $13.30        $13.44        $ 9.68            $10.00
                                              ------        ------        ------        ------        ------            ------
Income from investment operations(6) -
  Net investment income (loss)(1)             $(0.00)(5)    $(0.01)       $(0.03)       $ 0.08        $ 0.05            $ 0.04
  Net realized and unrealized gain (loss)
    on investments and foreign currency        (0.23)        (0.47)        (2.47)         2.35          4.08             (0.36)
                                              ------        ------        ------        ------        ------            ------
      Total from investment operations        $(0.23)       $(0.48)       $(2.50)       $ 2.43        $ 4.13            $(0.32)
                                              ------        ------        ------        ------        ------            ------
Less distributions declared to shareholders -
  From net investment income                  $ --          $ --          $ (0.08)      $ (0.01)      $ (0.04)          $ --
  From net realized gain on investments
    and foreign currency transactions           --            --           (1.94)        (2.56)        (0.33)             --
  In excess of net investment income            --            --           (0.00)(5)      --            --                --
  In excess of net realized gain on
    investments and foreign currency
    transactions                                --            --           (0.25)         --            --                --
  From paid-in-capital                          --            --           (0.00)(5)      --            --                --
                                              ------        ------        ------        ------        ------            ------
      Total distributions declared to
        shareholders                          $ --          $ --          $ (2.27)      $ (2.57)      $ (0.37)          $ --
                                              ------        ------        ------        ------        ------            ------
Net asset value - end of period               $ 7.82        $ 8.05        $ 8.53        $13.30        $13.44            $ 9.68
                                              ------        ------        ------        ------        ------            ------
Total return                                   (2.86)%(4)    (5.63)%      (21.69)%       18.63%        43.79%            (3.20)%(4)
Ratios (to average net assets)/Supplemental data(1):
  Expenses(7)                                   1.75%(3)      1.76%         1.81%         1.75%         1.78%             1.77%(3)
  Net investment income (loss)                 (0.11)%(3)    (0.08)%       (0.33)%        0.55%         0.44%             0.34%(3)
Portfolio turnover                                39%           82%          103%          137%          175%              103%
Net assets at end of period (000 Omitted)       $429          $446          $367          $463          $253               $90

  (1) Subject to reimbursement by the fund, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 1.75% of average daily net assets.
      In addition, the investment adviser and the distributor voluntarily waived their fees for the periods indicated. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment loss per share and the ratios would have been:
        Net investment loss                   $(0.18)       $(0.49)       $(0.49)       $(0.28)       $(0.39)           $(0.20)
        Ratios (to average net assets):
          Expenses(7)                           6.04%(3)      7.15%         6.32%         4.34%         5.23%             3.88%(3)
          Net investment loss                  (4.40)%(3)    (5.47)%       (4.84)%       (2.04)%       (3.01)%           (1.79)%(3)
  (2) For the period from the commencement of the fund's investment operations, October 9, 1997, through September 30, 1998.
  (3) Annualized.
  (4) Not annualized.
  (5) Per share amount was less than $0.01.
  (6) Per share data are based on average shares outstanding.
  (7) Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights - continued
------------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED SEPTEMBER 30,                    PERIOD ENDED
                                    SIX MONTHS ENDED     ---------------------------------------------------     SEPTEMBER 30,
                                      MARCH 31, 2003          2002          2001          2000          1999           1998(2)
                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
MFS INTERNATIONAL STRATEGIC GROWTH FUND      CLASS I
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period         $ 8.08        $ 8.56        $13.34        $13.48        $ 9.70            $10.00
                                              ------        ------        ------        ------        ------            ------
Income from investment operations(6) -
  Net investment income (loss)(1)             $(0.00)(5)    $(0.01)       $(0.03)       $ 0.07        $ 0.02            $ 0.05
  Net realized and unrealized gain (loss)
    on investments and foreign currency        (0.23)        (0.47)        (2.48)         2.36          4.13             (0.35)
                                              ------        ------        ------        ------        ------            ------
      Total from investment operations        $(0.23)       $(0.48)       $(2.51)       $ 2.43        $ 4.15            $(0.30)
                                              ------        ------        ------        ------        ------            ------
Less distributions declared to shareholders -
  From net investment income                  $ --          $ --          $(0.08)       $(0.01)       $(0.04)           $ --
  From net realized gain on investments
    and foreign currency transactions           --            --           (1.94)        (2.56)        (0.33)             --
  In excess of net investment income            --            --           (0.00)(5)      --            --                --
  In excess of net realized gain on
    investments and foreign currency
    transactions                                --            --           (0.25)         --            --                --
  From paid-in capital                          --            --           (0.00)(5)      --            --                --
                                              ------        ------        ------        ------        ------            ------
      Total distributions declared to
        shareholders                          $ --          $ --          $(2.27)       $(2.57)       $(0.37)           $ --
                                              ------        ------        ------        ------        ------            ------
Net asset value - end of period               $ 7.85        $ 8.08        $ 8.56        $13.34        $13.48            $ 9.70
                                              ------        ------        ------        ------        ------            ------
Total return                                   (2.85)%(4)    (5.61)%      (21.71)%       18.59%        43.91%            (3.00)%(4)
Ratios (to average net assets)/Supplemental data(1):
  Expenses(7)                                   1.75%(3)      1.76%         1.81%         1.75%         1.78%             1.77%(3)
  Net investment income (loss)                 (0.12)%(3)    (0.14)%       (0.32)%        0.50%         0.16%             0.48%(3)
Portfolio turnover                                39%           82%          103%          137%          175%              103%
Net assets at end of period (000 Omitted)       $678          $728          $708          $859        $1,015              $876

  (1) Subject to reimbursement by the fund, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fee. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 1.75% of average daily net assets. In addition, the investment adviser voluntarily waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and the ratios would have been:
        Net investment loss                   $(0.16)       $(0.45)       $(0.44)       $(0.22)       $(0.36)           $(0.13)
        Ratios (to average net assets):
          Expenses(7)                           5.54%(3)      6.65%         5.82%         3.84%         4.73%             3.38%(3)
          Net investment loss                  (3.91)%(3)    (5.03)%       (4.33)%       (1.59)%       (2.79)%           (1.15)%(3)
  (2) For the period from the commencement of the fund's investment operations, October 9, 1997, through September 30, 1998.
  (3) Annualized.
  (4) Not annualized.
  (5) Per share amount was less than $0.01.
  (6) Per share data are based on average shares outstanding.
  (7) Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights - continued
------------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED SEPTEMBER 30,                    PERIOD ENDED
                                    SIX MONTHS ENDED     ---------------------------------------------------     SEPTEMBER 30,
                                      MARCH 31, 2003          2002          2001          2000          1999           1998(2)
                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
MFS INTERNATIONAL STRATEGIC VALUE FUND       CLASS A
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period         $ 6.90        $ 7.54        $11.69        $13.24        $10.46            $10.00
                                              ------        ------        ------        ------        ------            ------
Income from investment operations(6) -
  Net investment income (loss)(1)             $ 0.01        $ 0.03        $(0.04)       $ 0.18        $ 0.00(5)         $ 0.10
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions                               (0.17)        (0.66)        (2.16)         1.57          3.10              0.36
                                              ------        ------        ------        ------        ------            ------
      Total from investment operations        $(0.16)       $(0.63)       $(2.20)       $ 1.75        $ 3.10            $ 0.46
                                              ------        ------        ------        ------        ------            ------
Less distributions declared to shareholders -
  From net investment income                  $(0.01)       $ --          $ (0.13)      $ (0.07)      $ (0.10)          $ --
  From net realized gain on investments
    and foreign currency transactions           --            --           (1.82)        (3.23)        (0.21)             --
  In excess of net investment income            --            --            --            --           (0.01)             --
  In excess of net realized gain on
    investments and foreign currency
    transactions                                --           (0.01)         --            --            --                --
                                              ------        ------        ------        ------        ------            ------
      Total distributions declared to
        shareholders                          $(0.01)       $(0.01)       $(1.95)       $(3.30)       $(0.32)           $ --
                                              ------        ------        ------        ------        ------            ------
Net asset value - end of period               $ 6.73        $ 6.90        $ 7.54        $11.69        $13.24            $10.46
                                              ------        ------        ------        ------        ------            ------
Total return                                   (2.29)%(4)    (8.34)%      (22.10)%       14.22%        30.01%             4.70%(4)
Ratios (to average net assets)/Supplemental data(1):
  Expenses(7)                                   1.75%(3)      1.76%         1.89%         1.79%         1.77%             1.77%(3)
  Net investment income (loss)                  0.22%(3)      0.32%        (0.47)%        1.51%          -- %(8)          0.98%(3)
Portfolio turnover                                50%           92%          103%           77%          107%               71%
Net assets at end of period (000 Omitted)       $128          $134          $146          $953          $929            $1,002

  (1) Subject to reimbursement by the fund, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 1.75% of average daily net assets.
      In addition, the investment adviser and the distributor voluntarily waived their fees for the periods indicated. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment loss per share and the ratios would have been:
        Net investment loss                   $(0.40)       $(0.51)       $(0.52)       $(0.23)       $(0.28)           $(0.13)
        Ratios (to average net assets):
          Expenses(7)                          12.06%(3)      8.64%         7.00%         5.09%         4.07%             3.92%(3)
          Net investment loss                 (10.09)%(3)    (6.56)%       (5.58)%       (1.79)%       (2.30)%           (1.19)%(3)
  (2) For the period from the commencement of the fund's investment operations, October 9, 1997, through September 30, 1998.
  (3) Annualized.
  (4) Not annualized.
  (5) Per share amount was less than $0.01.
  (6) Per share data are based on average shares outstanding.
  (7) Ratios do not reflect reductions from fees paid indirectly.
  (8) Ratio was less than 0.01%.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights - continued
------------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED SEPTEMBER 30,                    PERIOD ENDED
                                    SIX MONTHS ENDED     ---------------------------------------------------     SEPTEMBER 30,
                                      MARCH 31, 2003          2002          2001          2000          1999           1998(2)
                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
MFS INTERNATIONAL STRATEGIC VALUE FUNDCLASS I
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period         $ 6.88        $ 7.51        $11.67        $13.25        $10.47            $10.00
                                              ------        ------        ------        ------        ------            ------
Income from investment operations(5) -
  Net investment income (loss)(1)             $ 0.01        $ 0.03        $ 0.05        $(0.02)       $ 0.01            $ 0.11
  Net realized and unrealized gain (loss)
    on investments and foreign currency        (0.17)        (0.65)        (2.26)         1.74          3.09              0.36
                                              ------        ------        ------        ------        ------            ------
      Total from investment operations        $(0.16)       $(0.62)       $(2.21)       $ 1.72        $ 3.10            $ 0.47
                                              ------        ------        ------        ------        ------            ------
Less distributions declared to shareholders -
  From net investment income                  $(0.01)       $ --          $(0.13)       $(0.07)       $(0.10)           $ --
  From net realized gain on investments
    and foreign currency transactions           --            --           (1.82)        (3.23)        (0.21)             --
  In excess of net investment income            --            --            --            --           (0.01)             --
  In excess of net realized gain on
    investments and foreign currency
    transactions                                --           (0.01)         --            --            --                --
                                              ------        ------        ------        ------        ------            ------
      Total distributions declared to
        shareholders                          $(0.01)       $(0.01)       $(1.95)       $(3.30)       $(0.32)           $ --
                                              ------        ------        ------        ------        ------            ------
Net asset value - end of period               $ 6.71        $ 6.88        $ 7.51        $11.67        $13.25            $10.47
                                              ------        ------        ------        ------        ------            ------
Total return                                   (2.29)%(4)    (8.24)%      (22.18)%       13.80%        30.11%             4.70%(4)
Ratios (to average net assets)/Supplemental data(1):
  Expenses(6)                                   1.75%(3)      1.76%         1.89%         1.74%         1.77%             1.77%(3)
  Net investment income (loss)                  0.15%(3)      0.32%         0.59%        (0.15)%        0.08%             1.00%(3)
Portfolio turnover                                50%           92%          103%           77%          107%               71%
Net assets at end of period (000 Omitted)       $535          $547          $596        $ --  (7)       $205              $112

  (1) Subject to reimbursement by the fund, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fee. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 1.75% of average daily net assets. In addition, the investment adviser voluntarily waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and the ratios would have been:
        Net investment loss                   $(0.34)       $(0.47)       $(0.36)       $(0.38)       $(0.21)           $(0.07)
        Ratios (to average net assets):
          Expenses(6)                          11.56%(3)      8.14%         6.50%         4.54%         3.58%             3.42%(3)
          Net investment loss                  (9.66)%(3)    (6.06)%       (4.02)%       (2.95)%       (1.73)%           (0.67)%(3)
  (2) For the period from the commencement of the fund's investment operations, October 9, 1997, through September 30, 1998.
  (3) Annualized.
  (4) Not annualized.
  (5) Per share data are based on average shares outstanding.
  (6) Ratios do not reflect reductions from fees paid indirectly.
  (7) Class I net assets were less than $500.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS International Strategic Growth Fund and MFS International Strategic Value Fund (formerly MFS International Value Fund) (the funds) are diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The funds can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. Each fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions.

The tax character of distributions declared for the years ended September 30, 2002 and September 30, 2001 was as follows:

MFS INTERNATIONAL STRATEGIC GROWTH FUND
                                               SEPTEMBER 30,      SEPTEMBER 30,
                                                        2002               2001
-------------------------------------------------------------------------------
Distributions declared from:
  Ordinary income                                     $ --             $135,483
  Long-term capital gain                                --               93,025
                                                      ------           --------
Total distributions declared                          $ --             $228,508
                                                      ------           --------

MFS INTERNATIONAL STRATEGIC VALUE FUND
                                               SEPTEMBER 30,      SEPTEMBER 30,
                                                        2002               2001
-------------------------------------------------------------------------------
Distributions declared from:
  Ordinary income                                     $ --             $ 30,686
  Long-term capital gain                               1,284            127,980
                                                      ------           --------
Total distributions declared                          $1,284           $158,666
                                                      ------           --------

As of September 30, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                         MFS                MFS
                                               INTERNATIONAL      INTERNATIONAL
                                                   STRATEGIC          STRATEGIC
                                                 GROWTH FUND         VALUE FUND
-------------------------------------------------------------------------------
Undistributed ordinary income                     $    --             $  1,408
Capital loss carryforward                          (104,885)           (75,912)
Unrealized loss                                    (106,850)           (34,208)
Other temporary differences                         (61,277)           (82,599)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

                                                         MFS                MFS
                                               INTERNATIONAL      INTERNATIONAL
                                                   STRATEGIC          STRATEGIC
EXPIRATION DATE                                  GROWTH FUND         VALUE FUND
-------------------------------------------------------------------------------
September 30, 2010                                  $104,885            $75,912

Multiple Classes of Shares of Beneficial Interest - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates
Investment Adviser - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate:

         First $500 million of average net assets             0.975%
         Average net assets in excess of $500 million         0.925%

The investment adviser has voluntarily agreed to waive its fee, which is shown as a reduction of total expenses in the Statement of Operations.

Each fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management, distribution, and service fees. Each fund in turn will pay MFS an expense reimbursement fee not greater than 1.75% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years.

At March 31, 2003, aggregate unreimbursed expenses amounted to $138,497 and $139,695 for the MFS International Strategic Growth Fund and the MFS International Strategic Value Fund, respectively.

Each fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Trustees are currently not receiving any payments for their services to each fund.

Administrator - Each fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the funds pay MFS an administrative fee at the following annual percentages of the funds' average daily net assets:

         First $2 billion                                     0.0175%
         Next $2.5 billion                                    0.0130%
         Next $2.5 billion                                    0.0005%
         In excess of $7 billion                              0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive any sales charges on sales of Class A shares of each fund for the six months ended March 31, 2003.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each fund's distribution plan provides that the fund will pay MFD up to 0.50% per annum of its average daily net assets attributable to Class A shares classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the fund's average daily net assets attributable to Class A shares. Distribution and service fees under the Class A distribution plan are currently being waived for each fund.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. MFD receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed on Class A shares of each fund during the six months ended March 31, 2003.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of each fund's average daily net assets at an annual rate of 0.10%. Effective April 2003, the fees as a percentage of the fund's average daily net assets will be 0.11%.

(4) Portfolio Securities
Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                         MFS                MFS
                                               INTERNATIONAL      INTERNATIONAL
                                                   STRATEGIC          STRATEGIC
                                                 GROWTH FUND         VALUE FUND
-------------------------------------------------------------------------------
Purchases

Investments (non-U.S. government securities)      $  458,078         $  329,726
                                                  ----------         ----------
Sales

Investments (non-U.S. government securities)      $  453,557         $  319,079
                                                  ----------         ----------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

                                                         MFS                MFS
                                               INTERNATIONAL      INTERNATIONAL
                                                   STRATEGIC          STRATEGIC
                                                 GROWTH FUND         VALUE FUND
-------------------------------------------------------------------------------
Aggregate cost                                    $1,159,870         $  679,128
                                                  ----------         ----------
Gross unrealized depreciation                     $ (125,637)        $  (57,800)
Gross unrealized appreciation                         60,182             37,505
                                                  ----------         ----------
    Net unrealized depreciation                   $  (65,455)        $  (20,295)
                                                  ----------         ----------

(5) Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

Class A shares
                                      MFS INTERNATIONAL STRATEGIC GROWTH FUND
                                     ----------------------------------------
                                      SIX MONTHS ENDED         YEAR ENDED
                                       MARCH 31, 2003      SEPTEMBER 30, 2002
                                     ------------------   -------------------
                                     SHARES      AMOUNT    SHARES      AMOUNT
                                     ----------------------------------------
Shares sold                             --    $   --       14,131   $ 129,900
Shares issued to shareholders in        --        --         --          --
  reinvestment of distributions
Shares reacquired                      (610)     (4,672)   (1,667)    (14,412)
                                     ------   ---------   -------   ---------
    Net increase (decrease)            (610)  $  (4,672)   12,464   $ 115,488
                                     ------   ---------   -------   ---------

Class I shares
                                      MFS INTERNATIONAL STRATEGIC GROWTH FUND
                                     ----------------------------------------
                                      SIX MONTHS ENDED         YEAR ENDED
                                       MARCH 31, 2003      SEPTEMBER 30, 2002
                                     ------------------   -------------------
                                     SHARES      AMOUNT    SHARES      AMOUNT
                                     ----------------------------------------
Shares sold                           4,164   $  85,936    23,161   $ 211,544
Shares issued to shareholders in       --         --         --         --
  reinvestment of distributions

Shares reacquired                    (7,981)   (114,946)  (15,723)   (144,585)
                                     ------   ---------   -------   ---------
    Net increase (decrease)          (3,817)  $ (29,010)    7,438   $  66,959
                                     ------   ---------   -------   ---------

Class A shares
                                      MFS INTERNATIONAL STRATEGIC VALUE FUND
                                     ----------------------------------------
                                      SIX MONTHS ENDED         YEAR ENDED
                                       MARCH 31, 2003      SEPTEMBER 30, 2002
                                     ------------------   -------------------
                                     SHARES      AMOUNT    SHARES      AMOUNT
                                     ----------------------------------------
Shares sold                            --     $   --           26   $     216
Shares issued to shareholders in
  reinvestment of distributions          35         252        32         253
Shares reacquired                      (486)     (2,449)      (26)       (207)
                                     ------   ---------   -------   ---------
    Net increase (decrease)            (451)  $  (2,197)       32   $     262
                                     ------   ---------   -------   ---------

Class I shares
                                      MFS INTERNATIONAL STRATEGIC VALUE FUND
                                     ----------------------------------------
                                      SIX MONTHS ENDED         YEAR ENDED
                                       MARCH 31, 2003      SEPTEMBER 30, 2002
                                     ------------------   -------------------
                                     SHARES      AMOUNT    SHARES      AMOUNT
                                     ----------------------------------------
Shares sold                            --     $   --         --     $   --
Shares issued to shareholders in
  reinvestment of distributions         144       1,028       131       1,031
Shares reacquired                       (10)        (26)     --         --
                                     ------   ---------   -------   ---------
    Net increase                        134   $   1,002       131   $   1,031
                                     ------   ---------   -------   ---------

(6) Line of Credit
Each fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. Commitment fees of $4 and $3 were allocated to MFS International Strategic Growth Fund and the MFS International Strategic Value Fund, respectively. The commitment fee, which is based on the average daily unused portion of the line of credit, is included in miscellaneous expense. Each fund had no borrowings during the six months ended March 31, 2003.


                 --------------------------------------------
             This report is prepared for the general information of
               shareholders. It is authorized for distribution to
         prospective investors only when preceded or accompanied by a current prospectus.

MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND

MFS(R) INTERNATIONAL STRATEGIC VALUE FUND

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INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741



(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc.,
500 Boylston Street, Boston, MA 02116.
                                                           INCV-SEM  05/03  310